Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital World Bond Fund
Entity Central Index Key	0000812303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Capital World Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class A
Trading Symbol	CWBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important in form ation about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 8.77% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class A (with sales charge) *	4.69%	(3.46) %	0.69%
Capital World Bond Fund — Class A (without sales charge) *	8.77%	(2.72) %	1.08%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class C
Trading Symbol	CWBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important i nfor mation about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 8.02% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class C (with sales charge) *	7.02%	(3.42) %	0.47%
Capital World Bond Fund — Class C (without sales charge) *	8.02%	(3.42) %	0.47%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class T
Trading Symbol	TWCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp oth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 9.03% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the perio
d. U
nderweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class T (with sales charge) 2	6.30%	(2.99) %	0.64%
Capital World Bond Fund — Class T (without sales charge ) 2	9.03%	(2.50) %	0.93%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-1
Trading Symbol	WBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypot het ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.74% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-1 *	8.74%	(2.75) %	1.07%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-2
Trading Symbol	BFWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth etic al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 9.28% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-2 *	9.28%	(2.35) %	1.43%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-3
Trading Symbol	WFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 9.33% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class F-3 2	9.33%	(2.24) %	1.34%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.14%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-A
Trading Symbol	CCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.80% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-A (with sales charge) *	4.98%	(3.42) %	0.68%
Capital World Bond Fund — Class 529-A (without sales charge) *	8.80%	(2.74) %	1.04%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-C
Trading Symbol	CCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 8.01% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-C (with sales charge) *	7.01%	(3.47) %	0.66%
Capital World Bond Fund — Class 529-C (without sales charge) *	8.01%	(3.47) %	0.66%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-E
Trading Symbol	CCWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.64% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-E *	8.64%	(2.88) %	0.89%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-T
Trading Symbol	TWCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.97% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded
total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-T (with sales charge) 2	6.24%	(3.05) %	0.59%
Capital World Bond Fund — Class 529-T (without sales charge) 2	8.97%	(2.55) %	0.88%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.94% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025,
the
fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-F-1 *	8.94%	(2.59) %	1.23%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 9.16% for the year ended December 31, 2025. That result compares with a 8.17% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded
total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-F-2 2	9.16%	(2.40) %	(1.49) %
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FWBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nvest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 9.30% for the year ended December 31, 2025. That result compares with a 8.17% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains,
supported
by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-F-3 2	9.30%	(2.33) %	(1.43) %
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-1
Trading Symbol	RCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 164	1.58%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.17% for the year
ended
December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-1 *	8.17%	(3.31) %	0.41%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2
Trading Symbol	RCWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important inform ation about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 164	1.58%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.19% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2 *	8.19%	(3.32) %	0.42%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.47% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2E *	8.47%	(3.03) %	0.72%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-3
Trading Symbol	RCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv est ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.62% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-3 *	8.62%	(2.88) %	0.87%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-4
Trading Symbol	RCWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.95% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-4 *	8.95%	(2.59) %	1.18%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 9.20% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5E *	9.20%	(2.39) %	1.37%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5
Trading Symbol	RCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 9.32% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5 *	9.32%	(2.30) %	1.49%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-6
Trading Symbol	RCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 9.32% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-6 *	9.32%	(2.25) %	1.54%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,850,000,000
Holdings Count | Holding	2,572
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.